Equity - Changes in Other Reserves (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Balance, beginning of year	$ (62,608.4)		$ (54,679.8)	$ (27,568.3)
Exchange differences arising on translation of foreign operations	51,009.7		(6,181.7)	(29,846.8)
Equity instruments	(263.3)		1,898.2	423.2
Debt instruments	(10,513.7)		(3,339.9)	3,907.0
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	(303.3)		(187.7)	108.7
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	410.1		(93.2)	(1,439.4)
Loss allowance adjustments from debt instruments	0.9		1.3	(0.9)
Gain (loss) arising on changes in the fair value of hedging instruments	1,329.2		90.2	24.1
Transferred to initial carrying amount of hedged items	(52.9)		48.5	(20.3)
Issuance of shares	(451.9)
Share-based payment expenses recognized	266.7
Share of other comprehensive income (loss) of associates	665.3		(104.7)	(267.9)
Share of unearned stock-based employee compensation of associates				0.2
Income tax effect	6.0		(59.6)	0.6
Balance, end of year	(20,505.6)	$ (667.2)	(62,608.4)	(54,679.8)
Others - Foreign Currency Translation Reserve [member]
Balance, beginning of year	(63,303.3)		(57,001.6)	(26,871.4)
Exchange differences arising on translation of foreign operations	51,009.7		(6,181.7)	(29,846.8)
Equity instruments	0.0		0.0	0.0
Debt instruments	0.0		0.0	0.0
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	0.0		0.0	0.0
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	0.0		0.0	0.0
Loss allowance adjustments from debt instruments	0.0		0.0	0.0
Gain (loss) arising on changes in the fair value of hedging instruments	0.0		0.0	0.0
Transferred to initial carrying amount of hedged items	0.0		0.0	0.0
Share of other comprehensive income (loss) of associates	550.3		(120.0)	(283.4)
Share of unearned stock-based employee compensation of associates				0.0
Income tax effect	0.0		0.0	0.0
Balance, end of year	(11,743.3)		(63,303.3)	(57,001.6)
Others - Stock-Based Employee Compensation [member]
Balance, beginning of year	0.0		0.0	(0.2)
Exchange differences arising on translation of foreign operations	0.0		0.0	0.0
Equity instruments	0.0		0.0	0.0
Debt instruments	0.0		0.0	0.0
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	0.0		0.0	0.0
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	0.0		0.0	0.0
Loss allowance adjustments from debt instruments	0.0		0.0	0.0
Gain (loss) arising on changes in the fair value of hedging instruments	0.0		0.0	0.0
Transferred to initial carrying amount of hedged items	0.0		0.0	0.0
Issuance of shares	(451.9)
Share-based payment expenses recognized	266.7
Share of other comprehensive income (loss) of associates	0.0		0.0	0.0
Share of unearned stock-based employee compensation of associates				0.2
Income tax effect				0.0
Balance, end of year	(185.2)		0.0	0.0
Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member]
Balance, beginning of year	574.3		2,321.8	(692.9)
Exchange differences arising on translation of foreign operations	0.0		0.0	0.0
Equity instruments	(263.3)		1,898.2	423.2
Debt instruments	(10,513.7)		(3,339.9)	3,907.0
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	(303.3)		(187.7)	108.7
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	410.1		(93.2)	(1,439.4)
Loss allowance adjustments from debt instruments	0.9		1.3	(0.9)
Gain (loss) arising on changes in the fair value of hedging instruments	0.0		0.0	0.0
Transferred to initial carrying amount of hedged items	0.0		0.0	0.0
Share of other comprehensive income (loss) of associates	38.6		30.0	15.5
Share of unearned stock-based employee compensation of associates				0.0
Income tax effect	0.0		(56.2)	0.6
Balance, end of year	(10,056.4)		574.3	2,321.8
Other - Gain (loss) on hedging instruments [member]
Balance, beginning of year	120.6		0.0	(3.8)
Exchange differences arising on translation of foreign operations	0.0		0.0	0.0
Equity instruments	0.0		0.0	0.0
Debt instruments	0.0		0.0	0.0
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	0.0		0.0	0.0
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	0.0		0.0	0.0
Loss allowance adjustments from debt instruments	0.0		0.0	0.0
Gain (loss) arising on changes in the fair value of hedging instruments	1,329.2		90.2	24.1
Transferred to initial carrying amount of hedged items	(52.9)		48.5	(20.3)
Share of other comprehensive income (loss) of associates	76.4		(14.7)	0.0
Share of unearned stock-based employee compensation of associates				0.0
Income tax effect	6.0		(3.4)	0.0
Balance, end of year	$ 1,479.3		$ 120.6	$ 0.0